INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes Tables Abstract
Summary of provision for income tax expense
Years Ended December 31,
(in thousands)	2020	2019	2018
Current
Federal	$-	$-	$-
State	224	205	97
Total Current	224	205	97

Deferred tax expense (benefit)
Federal	900	(2,406)	(601)
State	(9,127)	(7,329)	(646)
Total deferred tax benefit	(8,227)	(9,735)	(1,247)

Valuation allowance	8,227	9,735	1,247

Income tax expense	$224	$205	$97

Components of deferred tax assets and liabilities
Years Ended December 31,
(in thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$9,104	$10,836
Accruals and reserves	-	-
Depreciation	-	-
Other	-	-
Valuation allowance	(9,104)	(10,836)
Total deferred tax assets	-	-

Accruals and reserves	-	-
Share-based compensation	-	-
Total deferred tax liabilities	-	-

Net deferred tax liabilities	$-	$-

Schedule of Effective Income Tax Reconciliation
Years Ended December 31,
(in thousands)	2020	2019	2018
Computed expected provision (benefit) for taxes	$(4,554)	$(10,443)	$(1,809)
Increase (Decrease) in taxes resulting from:
State taxes	224	205	97
Non-deductible stock compensation	462	711	57
Non-deductible expenses under section 280e	5,099	7,965	2,605
Valuation allowance and other, net	(1,007)	1,767	(853)
Actual provision for income taxes	$224	$205	$97